Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 100.0%
Aerospace & Defense – 3.1%
CAE Inc	1,026,213	$28,439,171
L3Harris Technologies Inc	178,705	33,778,819
Safran SA*	285,684	40,510,637
		102,728,627
Air Freight & Logistics – 1.0%
United Parcel Service Inc	193,334	32,557,446
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	220,136	24,210,557
Auto Components – 1.0%
Aptiv PLC	240,809	31,375,005
Automobiles – 0.3%
Maruti Suzuki India Ltd	110,172	11,561,023
Banks – 3.9%
BNP Paribas SA*	357,658	18,861,972
Citigroup Inc	523,706	32,291,712
HDFC Bank Ltd*	896,076	17,652,073
JPMorgan Chase & Co	459,391	58,374,814
		127,180,571
Beverages – 3.4%
Constellation Brands Inc	283,810	62,168,580
Pernod Ricard SA	252,963	48,483,815
		110,652,395
Biotechnology – 3.1%
AbbVie Inc	297,100	31,834,265
Alexion Pharmaceuticals Inc*	80,487	12,575,289
Ascendis Pharma A/S (ADR)*	68,086	11,355,383
Global Blood Therapeutics Inc*	119,733	5,185,636
Neurocrine Biosciences Inc*	133,985	12,842,462
Sarepta Therapeutics Inc*	71,575	12,202,822
Vertex Pharmaceuticals Inc*	67,312	15,908,518
		101,904,375
Building Products – 1.2%
Daikin Industries Ltd	179,400	39,961,196
Capital Markets – 2.5%
Blackstone Group Inc	452,762	29,343,505
London Stock Exchange Group PLC	203,964	25,137,857
Morgan Stanley	416,019	28,509,782
		82,991,144
Chemicals – 1.9%
Air Products & Chemicals Inc	112,469	30,728,780
Sherwin-Williams Co	40,777	29,967,425
		60,696,205
Consumer Finance – 1.6%
Nexi SpA (144A)*	1,434,285	28,488,400
Synchrony Financial	643,636	22,340,606
		50,829,006
Electronic Equipment, Instruments & Components – 2.6%
Hexagon AB	589,812	53,735,152
Keyence Corp	56,500	31,801,819
		85,536,971
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	738,118	31,443,827
Netflix Inc*	88,868	48,053,594
		79,497,421
Equity Real Estate Investment Trusts (REITs) – 1.1%
American Tower Corp	52,937	11,882,239
Crown Castle International Corp	78,071	12,428,122
Equinix Inc	16,979	12,126,062
		36,436,423
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	216,460	23,700,205
Boston Scientific Corp*	713,162	25,638,174
Dentsply Sirona Inc	207,321	10,855,328
Edwards Lifesciences Corp*	166,771	15,214,518
		75,408,225
Health Care Providers & Services – 1.2%
Centene Corp*	255,257	15,323,078

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Humana Inc	56,568	$23,208,153
		38,531,231
Hotels, Restaurants & Leisure – 2.9%
GVC Holdings PLC*	2,439,156	37,856,366
McDonald's Corp	126,449	27,133,426
Sands China Ltd	6,461,200	28,401,873
		93,391,665
Household Durables – 0.7%
Roku Inc*	71,140	23,619,903
Independent Power and Renewable Electricity Producers – 1.7%
NRG Energy Inc	873,652	32,805,633
Vistra Energy Corp	1,112,918	21,879,968
		54,685,601
Industrial Conglomerates – 1.1%
Honeywell International Inc	165,887	35,284,165
Information Technology Services – 4.2%
Fidelity National Information Services Inc	210,858	29,827,973
Mastercard Inc	153,442	54,769,587
Visa Inc	242,405	53,021,246
		137,618,806
Insurance – 5.0%
AIA Group Ltd	3,522,100	43,385,455
Aon PLC	131,854	27,856,795
Beazley PLC	2,964,562	14,697,694
Intact Financial Corp	156,757	18,564,010
Progressive Corp	307,765	30,431,803
Prudential PLC	1,480,791	27,328,717
		162,264,474
Interactive Media & Services – 5.4%
Alphabet Inc - Class C*	50,386	88,270,226
Facebook Inc*	206,729	56,470,094
Tencent Holdings Ltd	413,400	30,206,965
		174,947,285
Internet & Direct Marketing Retail – 5.8%
Amazon.com Inc*	33,922	110,481,579
Booking Holdings Inc*	15,792	35,173,048
DoorDash Inc - Class A*,#	77,556	11,071,119
MercadoLibre Inc*	20,359	34,105,804
		190,831,550
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	53,289	24,820,950
Machinery – 1.2%
Parker-Hannifin Corp	146,697	39,961,730
Metals & Mining – 1.6%
Rio Tinto PLC	417,659	31,246,223
Teck Resources Ltd	1,163,919	21,125,583
		52,371,806
Multi-Utilities – 1.1%
RWE AG	824,159	34,804,499
Oil, Gas & Consumable Fuels – 3.2%
Canadian Natural Resources Ltd	724,677	17,417,985
Cheniere Energy Inc*	218,565	13,120,457
ConocoPhillips	399,106	15,960,249
Enterprise Products Partners LP	468,547	9,178,836
Marathon Petroleum Corp	364,458	15,073,983
Suncor Energy Inc	821,521	13,781,310
Total SE	429,210	18,512,925
		103,045,745
Personal Products – 1.8%
Unilever PLC	952,014	57,638,088
Pharmaceuticals – 5.6%
AstraZeneca PLC	263,676	26,339,673
Bristol-Myers Squibb Co	295,928	18,356,414
Catalent Inc*	206,971	21,539,472
Elanco Animal Health Inc*	572,163	17,548,239
Merck & Co Inc	460,344	37,656,139
Novartis AG	349,082	32,982,251
Roche Holding AG	83,722	29,221,167
		183,643,355
Road & Rail – 1.3%
Uber Technologies Inc*	841,372	42,909,972
Semiconductor & Semiconductor Equipment – 6.6%
ASML Holding NV	156,337	75,542,036

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Microchip Technology Inc	237,068	$32,741,461
Taiwan Semiconductor Manufacturing Co Ltd	3,142,000	59,013,514
Texas Instruments Inc	296,516	48,667,171
		215,964,182
Software – 9.2%
Adobe Inc*	141,096	70,564,932
Autodesk Inc*	120,106	36,673,166
Microsoft Corp	623,268	138,627,269
SS&C Technologies Holdings Inc	346,252	25,189,833
Workday Inc*	128,205	30,719,200
		301,774,400
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	799,398	106,072,121
Textiles, Apparel & Luxury Goods – 2.1%
adidas AG*	92,450	33,650,291
NIKE Inc	242,624	34,324,017
		67,974,308
Trading Companies & Distributors – 1.7%
Ferguson PLC	450,037	54,721,288
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	111,198	14,995,050
Total Common Stocks (cost $2,058,106,669)		3,265,398,764
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $1,672,782)	1,672,615	1,672,782
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	80,220	80,220
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$20,055	20,055
Total Investments Purchased with Cash Collateral from Securities Lending (cost $100,275)		100,275
Total Investments (total cost $2,059,879,726) – 100.0%		3,267,171,821
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,004,297)
Net Assets – 100%		$3,266,167,524

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,201,150,337	67.4%
United Kingdom	162,606,530	5.0
Netherlands	133,180,124	4.1
France	126,369,349	3.9
Canada	99,328,059	3.0
Hong Kong	71,787,328	2.2
Japan	71,763,015	2.2
Germany	68,454,790	2.1
Switzerland	62,203,418	1.9
Taiwan	59,013,514	1.8
Sweden	53,735,152	1.6
Argentina	34,105,804	1.0
China	30,206,965	0.9
India	29,213,096	0.9
Italy	28,488,400	0.9
Ireland	24,210,557	0.7
Denmark	11,355,383	0.4

Total	$3,267,171,821	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$833	$(125)	$-	$1,672,782
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	5,350∆	-	-	80,220
Total Affiliated Investments - 0.0%	$6,183	$(125)	$-	$1,753,002

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	788,510	57,796,644	(56,912,247)	1,672,782
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	9,213,600	30,609,839	(39,743,219)	80,220

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $28,488,400, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$62,217,990	$40,510,637	$-
Automobiles	-	11,561,023	-
Banks	90,666,526	36,514,045	-
Beverages	62,168,580	48,483,815	-
Building Products	-	39,961,196	-
Capital Markets	57,853,287	25,137,857	-
Consumer Finance	22,340,606	28,488,400	-
Electronic Equipment, Instruments & Components	-	85,536,971	-
Hotels, Restaurants & Leisure	27,133,426	66,258,239	-
Insurance	76,852,608	85,411,866	-
Interactive Media & Services	144,740,320	30,206,965	-
Metals & Mining	21,125,583	31,246,223	-
Multi-Utilities	-	34,804,499	-
Oil, Gas & Consumable Fuels	84,532,820	18,512,925	-
Pharmaceuticals	95,100,264	88,543,091	-
Semiconductor & Semiconductor Equipment	81,408,632	134,555,550	-
Textiles, Apparel & Luxury Goods	34,324,017	33,650,291	-
Trading Companies & Distributors	-	54,721,288	-
All Other	1,510,829,224	-	-
Investment Companies	-	1,672,782	-
Investments Purchased with Cash Collateral from Securities Lending	-	100,275	-
Total Assets	$2,371,293,883	$895,877,938	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70230 02-21